Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Impairment loss on intangible assets related to intellectual property licenses	$ 0	$ (688,138)
Allowance for Doubtful Accounts Receivable	211,743	163,455
Cash, Fdic Insured Amount	250,000
Deferred Tax Liabilities Noncurrent		350,000
Purchases [Member] | Minimum [Member]
Property Plant And Equipment Useful Life	3 years
Purchases [Member] | Maximum [Member]
Property Plant And Equipment Useful Life	7 years
Europe Financial Institutions [Member]
Deposits	393,093	763,462
Taag [Member]
Intangible Assets, Net (Excluding Goodwill)		617,757
Deferred Tax Liabilities Noncurrent		350,000
Impairment Charges Related To Acquisition	0	1,602,638
Business Acquisition Purchases Price Allocation Good will Amount		1,344,219
Business Acquisition Purchase Price Allocation Projected Benefit Obligation Assets		359,338
Pools Press [Member]
Goodwill		233,385
Impairment Of Intangible Assets In Definite and Finite Lived		233,385
Impairment Charges Related To Acquisition	$ 0	$ 223,385